DBX ETF Trust | 1
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 17.9%
Diversified Telecommunication
Services — 7.5%
AT&T, Inc.
63,978 1,873,915
BT Group PLC
58,496 171,102
China Tower Corp. Ltd., Class
H, 144A
1,176,549 1,771,800
Verizon Communications, Inc.
37,525 1,659,731
(Cost $5,021,983)
5,476,548
Entertainment — 0.1%
Kingsoft Corp. Ltd.
(Cost $43,473)
10,055 43,956
Interactive Media & Services
— 10.0%
Alphabet, Inc., Class A
18,099 3,853,458
Kakao Corp.
2,630 118,234
Meitu, Inc., 144A *
28,044 42,520
Meta Platforms, Inc., Class A
4,321 3,191,923
Snap, Inc., Class A *
10,400 74,256
(Cost $6,237,345)
7,280,391
Internet Software & Services
— 0.3%
NAVER Corp.
(Cost $202,970)
1,346 207,673
Consumer Discretionary — 5.1%
Broadline Retail — 5.1%
Amazon.com, Inc. *
14,536 3,328,744
eBay, Inc.
4,097 371,229
(Cost $3,425,741)
3,699,973
Financials — 9.0%
Banks — 4.5%
Bank of America Corp.
(Cost $2,934,775)
64,888 3,292,417
Commercial Banks — 4.5%
China Construction Bank Corp.,
Class H
900,040 867,038
Wells Fargo & Co.
28,937 2,378,043
(Cost $3,297,454)
3,245,081
Industrials — 0.1%
Ground Transportation — 0.1%
Lyft, Inc., Class A *
(Cost $53,256)
3,681 59,706
Information Technology
— 66.9%
Communications Equipment
— 5.6%
Arista Networks, Inc. *
9,967 1,360,994
Ciena Corp. *
1,010 94,910
Cisco Systems, Inc.
34,881 2,409,928
Number
of Shares Value $
NetScout Systems, Inc. *
580 14,436
Nokia OYJ, ADR
51,052 219,524
(Cost $3,490,375)
4,099,792
Electronic Equipment,
Instruments & Components
— 0.4%
Itron, Inc. *
365 44,873
Keysight Technologies, Inc. *
1,340 218,996
(Cost $255,523)
263,869
Internet Software & Services
— 0.2%
Okta, Inc. *
(Cost $137,978)
1,446 134,145
IT Services — 5.3%
Fujitsu Ltd.
19,100 465,191
International Business Machines
Corp.
8,185 1,992,966
Kingsoft Cloud Holdings Ltd.,
ADR *
2,730 40,322
Kyndryl Holdings, Inc. *
1,787 56,809
NEC Corp.
13,700 423,340
Samsung SDS Co. Ltd.
260 27,548
Snowflake, Inc. *
3,122 745,097
Twilio, Inc., Class A *
1,433 151,339
(Cost $3,423,033)
3,902,612
Semiconductors &
Semiconductor — 0.0%
Via Technologies, Inc.
(Cost $6,401)
3,000 6,163
Semiconductors &
Semiconductor Equipment
— 9.0%
Ambarella, Inc. *
398 32,827
Intel Corp. *
38,238 931,095
Micron Technology, Inc.
9,950 1,184,149
NVIDIA Corp.
20,208 3,519,829
Realtek Semiconductor Corp.
4,757 83,097
SK Hynix, Inc.
4,503 871,287
Synaptics, Inc. *
293 20,469
(Cost $5,556,661)
6,642,753
Software — 35.0%
Adobe, Inc. *
3,727 1,329,421
Alarm.com Holdings, Inc. *
387 22,690
Atlassian Corp., Class A *
2,350 417,783
Commvault Systems, Inc. *
358 66,819
Crowdstrike Holdings, Inc., Class
A *
2,330 987,221
CyberArk Software Ltd. *
475 215,298
Dassault Systemes SE
6,737 209,759
Docusign, Inc. *
1,715 131,472
Dropbox, Inc., Class A *
2,271 65,995
Fortinet, Inc. *
5,934 467,421

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Gen Digital, Inc.
4,970 150,094
Intuit, Inc.
2,478 1,652,826
JFrog Ltd. *
984 48,580
Microsoft Corp.
6,408 3,246,870
Monday.com Ltd. *
348 67,164
Nice Ltd., ADR *
576 81,418
Nutanix, Inc., Class A *
2,157 144,972
Open Text Corp.
2,125 70,299
Oracle Corp.
14,588 3,298,784
Palantir Technologies, Inc., Class
A *
19,915 3,120,880
Palo Alto Networks, Inc. *
5,912 1,126,354
Qualys, Inc. *
300 40,743
Radware Ltd. *
382 9,642
Rapid7, Inc. *
635 13,151
RingCentral, Inc., Class A *
626 19,099
Salesforce, Inc.
8,517 2,182,481
Samsara, Inc., Class A *
3,872 139,934
SAP SE
10,084 2,734,832
SenseTime Group, Inc., Class B,
144A *
257,673 70,733
SentinelOne, Inc., Class A *
3,204 60,427
ServiceNow, Inc. *
1,821 1,670,695
SoundHound AI, Inc., Class A *
3,681 47,927
Strategy, Inc. *
2,475 827,665
UiPath, Inc., Class A *
4,342 48,283
Zeta Global Holdings Corp.,
Class A *
1,833 36,000
Zoom Communications, Inc. *
2,802 228,139
Zscaler, Inc. *
940 260,427
(Cost $23,914,604)
25,312,298
Technology Hardware, Storage
& Peripherals — 11.4%
Apple, Inc.
15,558 3,611,634
Dell Technologies, Inc., Class C
5,655 690,758
Getac Holdings Corp.
3,201 16,021
Hewlett Packard Enterprise Co.
11,484 259,194
Lenovo Group Ltd.
78,228 111,183
NetApp, Inc.
1,637 184,637
Pure Storage, Inc., Class A *
2,477 192,240
Samsung Electronics Co. Ltd.
48,670 2,440,064
Seagate Technology Holdings
PLC
1,527 255,620
Western Digital Corp.
2,825 226,960
Wistron Corp.
53,760 198,724
(Cost $7,349,190)
8,187,035
TOTAL COMMON STOCKS
(Cost $65,350,762)
71,854,412
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.6%
Technology Select Sector SPDR
Fund
(Cost $359,439)
1,650 433,042
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.25% (a)
(Cost $59,404)
59,404 59,404
TOTAL INVESTMENTS — 99.7%
(Cost $65,769,605)
72,346,858
Other assets and liabilities,
net — 0.3%
189,480
NET ASSETS — 100.0%
72,536,338

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
c
At August 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI USA ESG Leaders Equity ETF (b)
122,690 — (122,614) 7,307 (7,383) 424 — — —
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.25% (a)
107,192 3,242,832 (3,290,620) — — 1,773 — 59,404 59,404
229,882 3,242,832 (3,413,234) 7,307 (7,383) 2,197 — 59,404 59,404
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Affiliated fund advised by DBX Advisors LLC.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 3 138,468 140,771 9/19/2025 2,303
Micro E-Mini S&P 500 Index
USD 3 93,485 97,091 9/19/2025 3,606
Total unrealized appreciation
5,909
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which ffers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE| NOT FDIC INSURED | MAY LOSE VALUE
XAIX-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 71,854,412 $ — $ — $ 71,854,412
Exchange-Traded Funds
433,042 — — 433,042
Short-Term Investments (a)
59,404 — — 59,404
Derivatives (b)
Futures Contracts
5,909 — — 5,909
TOTAL
$ 72,352,767 $ — $ — $ 72,352,767
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.